Form 5500 Schedule H, Line 4j - Schedule of Reportable Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
Form 5500 Schedule H, Line 4j - Schedule of Reportable Transactions

Form 5500 Schedule H, Line 4j - Schedule of Reportable Transactions December 31, 2025	Edison 401(k) Savings Plan

								EIN: 95-1240335
								Plan Number: 002
(a)	(b)	(c)	(d)			(g)		(h)	(i)

(in thousands)
Identity of Party Involved	Description of Asset	Purchase price		Selling price	Number of Transactions		Cost of asset	Current value of asset	Net gain or (loss)
State Street Bank+Trust Co	Short term investment fund	$750,911	$		979	$		$750,911	$—
State Street Bank+Trust Co	Short term investment fund			764,387	1,266		764,387	764,387	—
BlackRock Global Investors	Collective investment in the core Standard & Poor 500 index fund	130,474			103			130,474	—
BlackRock Global Investors	Collective investment in the core Standard & Poor 500 index fund			252,449	408		100,041	252,449	152,408